INTERESTS IN OTHER ENTITIES - Parent - Summary of Interest in Other Entities - Parent (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Interests in other entities	£ 13,545	£ 13,640
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	500	500
Interests in other entities	0	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	750	750
Interests in other entities	750	750
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	500	500
Interests in other entities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	500	500
Interests in other entities	500	500
£450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	450	450
Interests in other entities	50	50
£400m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	400	400
Interests in other entities	400	0
Interests in ordinary shares of subsidiaries | Interests in ordinary shares of subsidiaries
Disclosure of subsidiaries [line items]
Interests in other entities	£ 11,635	£ 11,635